Financial instruments (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Schedule of Carrying Value of Financial Instruments by Categories

The carrying value of financial instruments by categories as at March 31, 2024 is as follows:

			Fair value through other comprehensive income
	Fair value through profit or loss		Mandatory		Designated upon initial recognition		Amortized cost		Total
Financial Assets:
Cash and cash equivalents (Refer to Note 11)	₹	-	₹	-	₹	-	₹	96,953	₹	96,953
Investments (Refer to Note 8)
Equity Instruments		4,404		-		15,830		-		20,234
Fixed maturity plan mutual funds		1,395		-		-		-		1,395
Short-term mutual funds		71,686		-		-		-		71,686
Non-convertible debentures		-		154,407		-		-		154,407
Government securities		-		7,030		-		-		7,030
Commercial papers		-		11,845		-		-		11,845
Bonds		-		28,195		-		-		28,195
Inter corporate and term deposits		-		-		-		38,008		38,008
Other financial assets
Trade receivables (Refer to Note 9)		-		-		-		119,522		119,522
Unbilled receivables		-		-		-		58,345		58,345
Other financial assets (Refer to Note 12)		-		-		-		16,086		16,086
Derivative assets (Refer to Note 19)		390		-		968		-		1,358
	₹	77,875	₹	201,477	₹	16,798	₹	328,914	₹	625,064
Financial Liabilities:
Trade payables and other financial liabilities
Trade payables and accrued expenses (Refer to Note 15)	₹	-	₹	-	₹	-	₹	88,566	₹	88,566
Other financial liabilities (Refer to Note 16)		429		-		-		6,828		7,257
Loans, borrowings and bank overdrafts (Refer to Note 14)		-		-		-		141,466		141,466
Lease liabilities		-		-		-		23,183		23,183
Derivative liabilities (Refer to Note 19)		329		-		233		-		562
	₹	758	₹	-	₹	233	₹	260,043	₹	261,034

The carrying value of financial instruments by categories as at March 31, 2025 is as follows:

			Fair value through other comprehensive income
	Fair value through profit or loss		Mandatory		Designated upon initial recognition		Amortized cost		Total
Financial Assets:
Cash and cash equivalents (Refer to Note 11)	₹	-	₹	-	₹	-	₹	121,974	₹	121,974
Investments (Refer to Note 8)
Equity Instruments		4,955		-		12,493		-		17,448
Fixed maturity plan mutual funds		1,503		-		-		-		1,503
Short-term mutual funds		88,776		-		-		-		88,776
Non-convertible debentures		-		219,389		-		-		219,389
Government securities		-		10,651		-		-		10,651
Commercial papers		-		2,858		-		-		2,858
Bonds		-		21,138		-		-		21,138
Inter corporate and term deposits		-		-		-		76,169		76,169
Other financial assets
Trade receivables (Refer to Note 9)		-		-		-		118,044		118,044
Unbilled receivables		-		-		-		64,280		64,280
Other financial assets (Refer to Note 12)		-		-		-		13,112		13,112
Derivative assets (Refer to Note 19)		1,105		-		715		-		1,820
	₹	96,339	₹	254,036	₹	13,208	₹	393,579	₹	757,162
Financial Liabilities:
Trade payables and other financial liabilities
Trade payables and accrued expenses (Refer to Note 15)	₹	-	₹	-	₹	-	₹	88,252	₹	88,252
Other financial liabilities (Refer to Note 16)		1,864		-		-		9,807		11,671
Loans, borrowings and bank overdrafts (Refer to Note 14)		-		-		-		161,817		161,817
Lease liabilities		-		-		-		30,218		30,218
Derivative liabilities (Refer to Note 19)		75		-		893		-		968
	₹	1,939	₹	-	₹	893	₹	290,094	₹	292,926

Summary of Offsetting Financial Assets and Financial Liabilities

The following table contains information on financial assets and financial liabilities subject to offsetting:

	As at March 31, 2024						As at March 31, 2025
Financial assets	Gross amounts recognized		Gross amounts of recognized financial liabilities set off		Net amounts recognized		Gross amounts recognized		Gross amounts of recognized financial liabilities set off		Net amounts recognized
Trade receivables - non-current	₹	4,045	₹	-	₹	4,045	₹	299	₹	-	₹	299
Trade receivables - current		125,624		(10,147)		115,477		126,512		(8,767)		117,745
Other financial assets - non-current		5,550		-		5,550		4,664		-		4,664
Other financial assets - current		10,536		-		10,536		8,448		-		8,448
Unbilled receivables		61,055		(2,710)		58,345		66,194		(1,914)		64,280
	₹	206,810	₹	(12,857)	₹	193,953	₹	206,117	₹	(10,681)	₹	195,436

	As at March 31, 2024						As at March 31, 2025
Financial liabilities	Gross amounts recognized		Gross amounts of recognized financial assets set off		Net amounts recognized		Gross amounts recognized		Gross amounts of recognized financial assets set off		Net amounts recognized
Trade payables and accrued expenses	₹	101,423	₹	(12,857)	₹	88,566	₹	98,933	₹	(10,681)	₹	88,252
Other financial liabilities - non-current		4,985		-		4,985		7,793		-		7,793
Other financial liabilities - current		2,272		-		2,272		3,878		-		3,878
	₹	108,680	₹	(12,857)	₹	95,823	₹	110,604	₹	(10,681)	₹	99,923

Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis

The following table presents fair value hierarchy of assets and liabilities measured at fair value on a recurring basis:

	As at March 31, 2024								As at March 31, 2025
	Fair value measurements at reporting date								Fair value measurements at reporting date
	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Assets
Derivative instruments:
Cash flow hedges	₹	968	₹	-	₹	968	₹	-	₹	715	₹	-	₹	715	₹	-
Others		390		-		390		-		1,105		-		1,105		-
Investments:
Short-term mutual funds		71,686		71,686		-		-		88,776		88,776		-		-
Fixed maturity plan mutual funds		1,395		-		1,395		-		1,503		-		1,503		-
Equity instruments		20,234		108		-		20,126		17,448		57		-		17,391
Non-convertible debentures, government securities, commercial papers and bonds		201,477		1,282		200,195		-		254,036		10,550		243,486		-

Liabilities
Derivative instruments:
Cash flow hedges	₹	(233)	₹	-	₹	(233)	₹	-	₹	(893)	₹	-	₹	(893)	₹	-
Others		(329)		-		(329)		-		(75)		-		(75)		-
Liability on written put options to non-controlling interests		(4,303)		-		-		(4,303)		(4,945)		-		-		(4,945)
Contingent consideration		(429)		-		-		(429)		(1,864)		-		-		(1,864)

Summary of Methods and Assumptions were used to Estimate the Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of the level 2 financial instruments included in the above table.

Financial instrument	Method and assumptions
Derivative instruments (assets and liabilities)

The Company enters into derivative financial instruments with various counterparties, primarily banks with investment grade credit ratings. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward contracts and foreign exchange option contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black Scholes models (for option valuation), using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates, interest rate curves and forward rate curves of the underlying. As at March 31, 2025, the changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

Investment in non-convertible debentures, government securities, commercial papers and bonds	Fair value of these instruments is derived based on the indicative quotes of price and yields prevailing in the market as at reporting date.
Investment in fixed maturity plan mutual funds	Fair value of these instruments is derived based on the indicative quotes of price prevailing in the market as at reporting date.

The following methods and assumptions were used to estimate the fair value of the level 3 financial instruments included in the above table.

Financial instrument	Method and assumptions
Investment in equity instruments	Fair value of these instruments is determined using market approach primarily based on market multiples method.
Contingent consideration and liability on written put options to non-controlling interest	Fair value of these instruments is determined using valuation techniques which includes inputs relating to risk-adjusted revenue and operating profit forecast.

Summary of Changes in Level 3 Assets and Liabilities

The following table presents changes in Level 3 assets and liabilities for the years ended March 31, 2024 and 2025:

Investment in equity instruments	As at March 31,
	2024		2025
Balance at the beginning of the year	₹	19,321	₹	20,126
Additions		1,277		1,925
Disposals (1)(2)		(416)		(1,828)
Gain/(loss) recognized in consolidated statement of income		(136)		321
Gain/(loss) recognized in other comprehensive income		(485)		(3,609)
Translation adjustment		565		456
Balance at the end of the year	₹	20,126	₹	17,391
(1)
During the year ended March 31, 2024, the Company sold its shares in Moogsoft (Herd) Inc. at a fair value of ₹ 179 and recognized a cumulative loss of ₹ 91 in other comprehensive income.
(2)
During the year ended March 31, 2025, as a result of an acquisition by other investors, the Company sold its shares of equity instruments in six companies at a fair value of ₹ 1,281 and recognized a cumulative loss of ₹ 175 in other comprehensive income and cumulative gain of ₹ 152 in consolidated statement of income.

Contingent consideration	As at March 31,
	2024		2025
Balance at the beginning of the year	₹	(3,053)	₹	(429)
Addition through Business combination (Refer to Note 7)		-		(1,537)
Reversals (1)		1,300		169
Payouts		1,294		-
Finance expense (recognized)/reversed in consolidated statement of income		55		(47)
Translation adjustment		(25)		(20)
Balance at the end of the year	₹	(429)	₹	(1,864)

(1)
Towards change in fair value of earn-out liability as a result of changes in estimates of revenue and earnings over the earn-out period.

Liability on written put options to non-controlling interests	As at March 31,
	2024		2025
Balance at the beginning of the year	₹	-	₹	(4,303)
Addition through Business combination (Refer to Note 7)		(4,238)		-
Finance expense recognized in consolidated statement of income		(33)		(530)
Translation adjustment		(32)		(112)
Balance at the end of the year	₹	(4,303)	₹	(4,945)

Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding

The following table presents the aggregate contracted principal amounts of the Company's derivative contracts outstanding:

							(in million)
	As at March 31,
	2024				2025
	Notional		Fair value		Notional		Fair value
Designated derivative instruments
Sell: Forward contracts	U.S.$	1,349	₹	264	U.S.$	1,008	₹	(608)
		€11	₹	10		€46	₹	78
		£17	₹	16		£43	₹	30
	AUD	15	₹	15	AUD	23	₹	79

Range forward option contracts	U.S.$	730	₹	192	U.S.$	764	₹	333
		€129	₹	59		€36	₹	(55)
		£86	₹	(11)		£43	₹	(89)
	AUD	57	₹	10	AUD	31	₹	5

Interest rate swaps	INR	4,750	₹	(71)	INR	-	₹	-
	U.S.$	225	₹	233	U.S.$	225	₹	24

Non-designated derivative instruments
Sell: Forward contracts (1)	U.S.$	1,158	₹	(31)	U.S.$	752	₹	975
		€195	₹	119		€94	₹	(27)
		£72	₹	44		£12	₹	(14)
	AUD	55	₹	30	AUD	65	₹	12
	SGD	26	₹	12	SGD	34	₹	4
	ZAR	97	₹	4	ZAR	162	₹	(13)
	CAD	61	₹	(1)	CAD	142	₹	71
	SAR	188	₹	(2)	SAR	179	₹	(4)
	QAR	5	₹	(2)	QAR	13	₹	^
	TRY	86	₹	(1)	TRY	90	₹	2
	NOK	20	₹	2	NOK	-	₹	-
	OMR	2	₹	^	OMR	2	₹	^
	JPY	3,975	₹	32	JPY	705	₹	(13)
	DKK	33	₹	3	DKK	31	₹	(11)
	AED	22	₹	^	AED	-	₹	-
	CNH	11	₹	3	CNH	7	₹	(1)
	MXN	212	₹	(35)	MXN	-	₹	-
	COP	8,120	₹	(5)	COP	8,120	₹	1
	MYR	20	₹	(2)	MYR	32	₹	1
	RON	80	₹	(9)	RON	8	₹	(1)
	BHD	^	₹	^	BHD	-	₹	-
	HKD	80	₹	^	HKD	39	₹	^
	CRC	3,380	₹	(19)	CRC	-	₹	-
	NZD	2	₹	2	NZD	-	₹	-
	TWD	-	₹	-	TWD	40	₹	^
	CHF	-	₹	-	CHF	9	₹	(3)
	PHP	-	₹	-	PHP	150	₹	(4)
	THB	-	₹	-	THB	43	₹	2
	PLN	-	₹	-	PLN	10	₹	1
	BRL	-	₹	-	BRL	17	₹	(2)

Buy: Forward contracts	U.S.$	4	₹	1	U.S.$	18	₹	(25)
		€7	₹	(5)		€10	₹	23
		£2	₹	^		£24	₹	37
	AUD	2	₹	^	AUD	3	₹	(2)
	CAD	49	₹	(4)	CAD	19	₹	(40)
	QAR	29	₹	10	QAR	4	₹	^
	CNH	126	₹	(5)	CNH	137	₹	(1)
	RON	91	₹	(9)	RON	67	₹	11
	TWD	40	₹	(2)	TWD	-	₹	-
	PLN	39	₹	(6)	PLN	99	₹	56
	SEK	39	₹	(5)	SEK	34	₹	18
	CHF	5	₹	(29)	CHF	-	₹	-
	BRL	67	₹	(5)	BRL	66	₹	18
	RMB	25	₹	(6)	RMB	-	₹	-
	KWD	^	₹	^	KWD	-	₹	-
	JPY	-	₹	-	JPY	306	₹	3
	DKK	-	₹	-	DKK	9	₹	(1)
	THB	-	₹	-	THB	178	₹	(5)
	CRC	-	₹	-	CRC	1,871	₹	^
	PHP	-	₹	-	PHP	168	₹	2
	PEN	-	₹	-	PEN	5	₹	^
	LKR	-	₹	-	LKR	1,100	₹	(1)
	CLP	-	₹	-	CLP	2,900	₹	(5)

BHD	-	₹	-	BHD	1	₹	^
OMR	-	₹	-	OMR	^	₹	^
HKD	-	₹	-	HKD	38	₹	(5)
SGD	-	₹	-	SGD	2	₹	(3)
MYR	-	₹	-	MYR	7	₹	^
MXN	-	₹	-	MXN	81	₹	(1)
		₹	796			₹	852

^ Value is less than 0.5

(1)
U.S.$ 1,158 and U.S.$ 752 includes U.S.$/PHP sell forward of U.S.$ 167 and U.S.$ 197 as at March 31, 2024 and 2025, respectively.

Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges

The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2024		2025
Balance as at the beginning of the year	₹	(1,762)	₹	773

Changes in fair value of effective portion of derivatives		1,461		(1,185)
Deferred cancellation gain/(loss), net		40		(91)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions (1)		1,016		203
Net (gain)/loss on ineffective portion of derivative instruments classified to consolidated statement of income		18		25
Gain/(loss) on cash flow hedging derivatives, net	₹	2,535	₹	(1,048)
Balance as at the end of the year	₹	773	₹	(275)
Deferred tax asset/(liability) thereon		(195)		65
Balance as at the end of the year, net of deferred taxes	₹	578	₹	(210)

(1)
Includes net (gain)/loss reclassified to revenue of ₹ 898 and ₹ 394 for the years ended March 31, 2024 and 2025, respectively; net (gain)/loss reclassified to cost of revenues of ₹ 221 and ₹ (51) for the years ended March 31, 2024 and 2025, respectively; net (gain)/loss reclassified to finance expenses of ₹ (167) and ₹ (213) for the years ended March 31, 2024 and 2025, respectively and net (gain)/loss reclassified to finance and other income of ₹ 64 and ₹ 73 for the years ended March 31, 2024 and 2025, respectively.

Summary of Foreign Currency Risk from Non-derivative Financial Instruments

The below table presents foreign currency risk from non-derivative financial instruments as at March 31, 2024 and 2025:

	As at March 31, 2024
	U.S.$		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies (1)		Total
Trade receivables	₹	35,193	₹	12,315	₹	8,644	₹	2,556	₹	819	₹	4,198	₹	63,725
Unbilled receivables		18,104		3,427		3,250		1,694		599		2,615		29,689
Cash and cash equivalents		19,008		4,672		1,068		782		3,441		3,320		32,291
Other financial assets		12,549		1,428		197		207		785		1,818		16,984
Lease Liabilities		(2,976)		(2,764)		(183)		(155)		(137)		(1,269)		(7,484)
Trade payables, accrued expenses and other financial liabilities		(27,161)		(15,370)		(9,533)		(1,624)		(920)		(3,045)		(57,653)
Non-derivative financial assets/ (liabilities), net	₹	54,717	₹	3,708	₹	3,443	₹	3,460	₹	4,587	₹	7,637	₹	77,552

(1)
Other currencies reflect currencies such as Saudi Riyal, United Arab Emirates Dirham and Japanese Yen.

	As at March 31, 2025
	U.S.$		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies (1)		Total
Trade receivables	₹	39,306	₹	12,470	₹	7,611	₹	1,942	₹	629	₹	4,195	₹	66,153
Unbilled receivables		23,341		4,383		4,227		1,622		583		2,179		36,335
Cash and cash equivalents		28,719		5,871		1,357		1,007		4,392		2,575		43,921
Other financial assets		785		1,187		353		537		101		1,504		4,467
Lease Liabilities		(2,625)		(2,894)		(2,402)		(259)		(72)		(1,104)		(9,356)
Trade payables, accrued expenses and other financial liabilities		(32,507)		(12,735)		(10,683)		(1,220)		(1,068)		(4,435)		(62,648)
Non-derivative financial assets/ (liabilities), net	₹	57,019	₹	8,282	₹	463	₹	3,629	₹	4,565	₹	4,914	₹	78,872

(1)
Other currencies reflect currencies such as Saudi Riyal, Swiss Franc, Singapore Dollar, United Arab Emirates Dirham and Polish Zloty.

Summary of Remaining Contractual Maturities of Financial Liabilities at Reporting Date

The table below provides details regarding the remaining contractual maturities of financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2024
	Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total Cashflows		Interest included in total cash flows		Carrying value
Loans, borrowings and bank overdrafts (1)	₹	81,157	₹	938	₹	63,019	₹	-	₹	145,114	₹	(3,648)	₹	141,466
Lease Liabilities (1)		10,377		6,670		5,504		3,690		26,241		(3,058)		23,183
Trade payables and accrued expenses		88,566		-		-		-		88,566		-		88,566
Derivative liabilities		558		4		-		-		562		-		562
Other financial liabilities
Contingent consideration (2)		-		450		-		-		450		(21)		429
Liability on written put options to non-controlling interests (2)		-		-		2,438		2,763		5,201		(898)		4,303
Others		2,272		151		75		27		2,525		-		2,525
	₹	182,930	₹	8,213	₹	71,036	₹	6,480	₹	268,659	₹	(7,625)	₹	261,034

	As at March 31, 2025
	Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total Cashflows		Interest included in total cash flows		Carrying value
Loans, borrowings and bank overdrafts (1)	₹	99,884	₹	64,576	₹	-	₹	-	₹	164,460	₹	(2,643)	₹	161,817
Lease Liabilities (1)		9,563		6,950		8,426		11,379		36,318		(6,100)		30,218
Trade payables and accrued expenses		88,252		-		-		-		88,252		-		88,252
Derivative liabilities		968		-		-		-		968		-		968
Other financial liabilities
Contingent consideration (2)		580		420		1,401		-		2,401		(537)		1,864
Liability on written put options to non-controlling interests (2)		-		2,686		3,819		-		6,505		(1,560)		4,945
Rent Deposit		475		4		22		-		501		-		501
Liabilities towards customer contracts		342		342		684		-		1,368		-		1,368
Advance from customers		167		-		-		-		167		-		167
Capital creditors		1,255		-		-		-		1,255		-		1,255
Others		1,082		303		195		-		1,580		(9)		1,571
	₹	202,568	₹	75,281	₹	14,547	₹	11,379	₹	303,775	₹	(10,849)	₹	292,926

(1)
Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.
(2)
Includes future cash outflow towards estimated interest on contingent consideration and liability on written put options to non-controlling interests.

Summary of Balanced View of Liquidity and Financial Indebtedness

The balanced view of liquidity and financial indebtedness is stated in the table below. The management for external communication with investors, analysts and rating agencies uses this calculation of the net cash position:

	As at March 31,
	2024		2025
Cash and cash equivalents	₹	96,953	₹	121,974
Investments - current		311,171		411,474
Loans, borrowings and bank overdrafts		(141,466)		(161,817)
	₹	266,658	₹	371,631